Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance, beginning of year at Dec. 31, 2020			$ 493.9	$ 585.2	$ 1,672.9	$ 13,354.9	$ 931.7
Treasury shares purchased				(2.4)	(7.1)	(213.5)
Net restricted equity awards issued/vested				1.6	(1.6)
Amortization of equity-based compensation					100.7
Reinvested dividends on restricted stock units					8.0	(8.0)
Net income		$ 3,350.9				3,350.9
Cash dividends declared on common shares ($1.15, $0.40, and $1.90 per share)1	[1]					(1,109.0)
Cash dividends declared on Serial Preferred Shares, Series B ($60.354787, $53.75, and $53.75 per share)1	[1]					(26.8)
Other, net						(8.8)
Other comprehensive income (loss)		(891.0)					(891.0)
Balance, end of year at Dec. 31, 2021		18,231.6	493.9	584.4	1,772.9	15,339.7	40.7
Treasury shares purchased				(0.9)	(2.6)	(95.5)
Net restricted equity awards issued/vested				1.4	(1.4)
Amortization of equity-based compensation					122.7
Reinvested dividends on restricted stock units					1.4	(1.4)
Net income		721.5				721.5
Cash dividends declared on common shares ($1.15, $0.40, and $1.90 per share)1	[1]					(233.7)
Cash dividends declared on Serial Preferred Shares, Series B ($60.354787, $53.75, and $53.75 per share)1	[1]					(26.8)
Other, net						17.4
Other comprehensive income (loss)		(2,842.7)					(2,842.7)
Balance, end of year at Dec. 31, 2022		15,891.0	493.9	584.9	1,893.0	15,721.2	(2,802.0)
Treasury shares purchased				(1.0)	(3.3)	(136.4)
Net restricted equity awards issued/vested				1.4	(1.4)
Amortization of equity-based compensation					121.3
Reinvested dividends on restricted stock units					3.5	(3.5)
Net income		3,902.4				3,902.4
Cash dividends declared on common shares ($1.15, $0.40, and $1.90 per share)1	[1]					(672.7)
Cash dividends declared on Serial Preferred Shares, Series B ($60.354787, $53.75, and $53.75 per share)1	[1]					(30.2)
Other, net						19.7
Other comprehensive income (loss)		1,186.3					1,186.3
Balance, end of year at Dec. 31, 2023		$ 20,277.1	$ 493.9	$ 585.3	$ 2,013.1	$ 18,800.5	$ (1,615.7)

[1]	See Note 14 – Dividends for further discussion.